CONSOLIDATED STATEMENT OF EQUITY - USD ($) $ in Millions	Ecolab Shareholders' Equity	Common Stock	Additional Paid-in Capital	Retained Earnings	OCI (Loss)	Treasury Stock	Non-Controlling Interest	Total
Balance at Dec. 31, 2016	$ 6,871.2	$ 352.6	$ 5,270.8	$ 6,945.1	$ (1,712.9)	$ (3,984.4)	$ 69.8	$ 6,941.0
Balance (in shares) at Dec. 31, 2016		352,607,741				(60,782,667)
Increase (Decrease) in Stockholders' Equity
New accounting guidance adoption	1.9			1.9				1.9
Net income	1,504.6			1,504.6			14.0	1,518.6
Comprehensive income (loss) activity	69.5				69.5		1.7	71.2
Cash dividends declared	(440.0)			(440.0)			(19.3)	(459.3)
Acquisition and change in noncontrolling interests							4.0	4.0
Stock options and awards	176.7	$ 2.1	170.3			$ 4.3		176.7
Stock options (in shares)		1,714,214				41,767
Stock awards (in shares)		393,941				55,431
Reacquired shares	(600.3)		(5.4)			$ (594.9)		(600.3)
Reacquired shares						(4,707,629)
Balance at Dec. 31, 2017	7,583.6	$ 354.7	5,435.7	8,011.6	(1,643.4)	$ (4,575.0)	70.2	7,653.8
Balance (in shares) at Dec. 31, 2017		354,715,896				(65,393,098)
Increase (Decrease) in Stockholders' Equity
New accounting guidance adoption	(43.6)			(43.6)				(43.6)
Net income	1,429.1			1,429.1			11.2	1,440.3
Comprehensive income (loss) activity	(118.3)				(118.3)		(1.1)	(119.4)
Cash dividends declared	(487.6)			(487.6)			(22.7)	(510.3)
Acquisition and change in noncontrolling interests	(7.7)		(7.7)				(7.2)	(14.9)
Stock options and awards	210.0	$ 2.3	205.2			$ 2.5		210.0
Stock options (in shares)		1,833,004				38,679
Stock awards (in shares)		409,200				18,481
Reacquired shares	(562.3)					$ (562.3)		(562.3)
Reacquired shares						(3,908,041)
Balance at Dec. 31, 2018	8,003.2	$ 357.0	5,633.2	8,909.5	(1,761.7)	$ (5,134.8)	50.4	$ 8,053.6
Balance (in shares) at Dec. 31, 2018		356,958,100				(69,243,979)		287,700,000
Increase (Decrease) in Stockholders' Equity
New accounting guidance adoption	(2.8)			58.4	(61.2)			$ (2.8)
Net income	1,558.9			1,558.9			17.3	1,576.2
Comprehensive income (loss) activity	(266.8)				(266.8)		(1.9)	(268.7)
Cash dividends declared	(533.1)			(533.1)			(25.1)	(558.2)
Changes in noncontrolling interest	0.2		0.2				(0.2)
Stock options and awards	279.4	$ 2.6	273.7			$ 3.1		279.4
Stock options (in shares)		2,220,815				41,575
Stock awards (in shares)		390,319				29,173
Reacquired shares	(353.7)					$ (353.7)		(353.7)
Reacquired shares						(1,986,241)
Balance at Dec. 31, 2019	$ 8,685.3	$ 359.6	$ 5,907.1	$ 9,993.7	$ (2,089.7)	$ (5,485.4)	$ 40.5	$ 8,725.8
Balance (in shares) at Dec. 31, 2019		359,569,234				(71,159,472)		288,400,000